Warrants - Number and fair value of outstanding warrants (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
IFRS Class of Warrant or Right [Line Items]
Fair value of warrant liability, Beginning balance	$ 29,948	$ 10,644	$ 128,038
Change in fair value	98,090	(10,638)	(117,394)
Fair value of warrant liability , Ending balance	$ 128,038	$ 6	$ 10,644
Public Warrants
IFRS Class of Warrant or Right [Line Items]
Number of warrants, Beginning balance	8,624,973	6,772,237	8,624,973
Warrants exercised			(1,852,736)
Number of warrants, Ending balance	8,624,973	6,772,237	6,772,237
Private Warrants
IFRS Class of Warrant or Right [Line Items]
Number of warrants, Beginning balance	6,266,667	6,266,667	6,266,667
Number of warrants, Ending balance	6,266,667	6,266,667	6,266,667